Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Feb. 15, 2017	May 14, 2015
Debt Instrument [Line Items]
Principal, including current portion	$ 843.6	$ 945.1
Unamortized Discount and Debt Issuance Costs, including current portion	8.7	11.9
Net, including current portion	834.9	933.2
Principal, current portion	(5.9)	(16.9)
Unamortized Discount and Debt Issuance Costs, current portion	0.0	(0.1)
Net, current portion	(5.9)	(16.8)
Principal	837.7	928.2
Unamortized Discount and Debt Issuance Costs	8.7	11.8
Net	829.0	916.4
Secured | Senior Secured Term Loan Facility Due September 2023
Debt Instrument [Line Items]
Principal, including current portion	837.5	937.5	$ 947.0
Unamortized Discount and Debt Issuance Costs, including current portion	8.7	11.9
Net, including current portion	828.8	925.6
Senior notes | 7.75% senior unsecured notes due 2021
Debt Instrument [Line Items]
Principal, including current portion			464.4
Senior notes | Secured | Senior secured term loan facility due September 2020
Debt Instrument [Line Items]
Principal, including current portion			$ 482.0	$ 730.0
Line of credit | Other lines of credit
Debt Instrument [Line Items]
Principal, including current portion	5.8	7.4
Unamortized Discount and Debt Issuance Costs, including current portion	0.0	0.0
Net, including current portion	5.8	7.4
Capital lease obligations and other
Debt Instrument [Line Items]
Principal, including current portion	0.3	0.2
Unamortized Discount and Debt Issuance Costs, including current portion	0.0	0.0
Net, including current portion	$ 0.3	$ 0.2